REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE AND SEGMENT INFORMATION
Schedule of revenue recognized during the years

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Revenue from contracts with customers (net of value-added tax)
Sale of goods	188,752,179	184,073,342	268,034,695
Transportation services	1,145,304	1,587,246	1,414,732
	189,897,483	185,660,588	269,449,427
Revenue from other sources
Rental income	317,915	329,989	298,805

	190,215,398	185,990,577	269,748,232

Schedule of disaggregated revenue information

	For the year ended December 31, 2021
					Corporate
		Primary			and other
	Alumina	Aluminum	Energy		operating	Inter-segment
	segment	segment	Segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	56,315,755	72,586,897	7,915,219	214,724,462	483,349	(83,990,987)	268,034,695
Transportation services	—	—	—	5,652,938	—	(4,238,206)	1,414,732
Total	56,315,755	72,586,897	7,915,219	220,377,400	483,349	(88,229,193)	269,449,427

Geographical markets
Mainland China	56,315,755	72,586,897	7,915,219	207,570,682	483,349	(88,229,193)	256,642,709
Outside of Mainland China	—	—	—	12,806,718	—	—	12,806,718
Total	56,315,755	72,586,897	7,915,219	220,377,400	483,349	(88,229,193)	269,449,427

Timing of revenue recognition
Goods transferred at a point in time	56,315,755	72,586,897	7,915,219	214,724,462	483,349	(83,990,987)	268,034,695
Services transferred over time	—	—	—	5,652,938	—	(4,238,206)	1,414,732
Total	56,315,755	72,586,897	7,915,219	220,377,400	483,349	(88,229,193)	269,449,427

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(a)     Revenue (Continued)

(i)Disaggregated revenue information (Continued)

	For the year ended December 31, 2020 (Restated)
					Corporate
		Primary			and other
	Alumina	Aluminum	Energy		operating	Inter-segment
	segment	segment	Segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	42,292,130	51,729,483	7,184,216	151,540,471	449,058	(69,122,016)	184,073,342
Transportation services	—	—	—	3,768,342	—	(2,181,096)	1,587,246
Total	42,292,130	51,729,483	7,184,216	155,308,813	449,058	(71,303,112)	185,660,588

Geographical markets
Mainland China	42,292,130	51,729,483	7,184,216	146,666,981	449,058	(71,303,112)	177,018,756
Outside of Mainland China	—	—	—	8,641,832	—	—	8,641,832
Total	42,292,130	51,729,483	7,184,216	155,308,813	449,058	(71,303,112)	185,660,588

Timing of revenue recognition
Goods transferred at a point in time	42,292,130	51,729,483	7,184,216	151,540,471	449,058	(69,122,016)	184,073,342
Services transferred over time	—	—	—	3,768,342	—	(2,181,096)	1,587,246
Total	42,292,130	51,729,483	7,184,216	155,308,813	449,058	(71,303,112)	185,660,588

	For the year ended December 31, 2019 (Restated)
					Corporate
		Primary			and other
	Alumina	Aluminum	Energy		operating	Inter-segment
	segment	segment	Segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	43,722,845	49,043,864	7,335,347	156,158,740	492,624	(68,001,241)	188,752,179
Transportation services	—	—	—	2,724,083	—	(1,578,779)	1,145,304
Total	43,722,845	49,043,864	7,335,347	158,882,823	492,624	(69,580,020)	189,897,483

Geographical markets
Mainland China	43,722,845	49,043,864	7,335,347	153,106,808	492,624	(69,580,020)	184,121,468
Outside of Mainland China	—	—	—	5,776,015	—	—	5,776,015
Total	43,722,845	49,043,864	7,335,347	158,882,823	492,624	(69,580,020)	189,897,483

Timing of revenue recognition
Goods transferred at a point in time	43,722,845	49,043,864	7,335,347	156,158,740	492,624	(68,001,241)	188,752,179
Services transferred over time	—	—	—	2,724,083	—	(1,578,779)	1,145,304
Total	43,722,845	49,043,864	7,335,347	158,882,823	492,624	(69,580,020)	189,897,483
(i)	The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

Schedule of revenue that was included in contract liabilities at beginning of period

	For the years ended December 31
	2020	2021
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Sale of goods	1,565,285	1,151,341
Others	73,541	88,090
	1,638,826	1,239,431

Schedule of performance obligations

Amounts expected to be recognized as revenue for remaining contract performance obligation:

	For the years ended December 31
	2020	2021
Within one year	1,399,340	2,177,072
After one year	182,859	108,545
	1,582,199	2,285,617

Schedule of operating segments

Prepaid current income tax and deferred tax assets are excluded from segment assets, and income tax payable and deferred tax liabilities are excluded from segment liabilities. All sales among the reportable operating segments were conducted on terms mutually agreed among group companies, and have been eliminated upon consolidation.

	Year ended December 31, 2021
					Corporate and
		Primary			other operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	elimination	Total

Total revenue	56,545,788	72,644,206	7,915,219	220,447,914	483,739	(88,288,634)	269,748,232
Inter-segment revenue	(37,981,574)	(8,657,079)	(240,575)	(41,287,709)	(121,697)	88,288,634	—
Sales of self-produced products (i)				28,054,635
Sales of products sourced from external suppliers				151,105,570

Revenue from external customers	18,564,214	63,987,127	7,674,644	179,160,205	362,042	—	269,748,232

Segment profit /(loss) before income tax	4,049,058	7,402,039	(234,808)	1,230,756	(1,849,784)	(418,481)	10,178,780
Income tax expense							(2,389,761)

Profit for the year							7,789,019

Other items
Finance income	116,660	62,292	38,313	50,318	8,413	—	275,996
Finance costs	(1,034,889)	(1,114,821)	(578,079)	(117,365)	(1,097,607)	—	(3,942,761)
Share of profits and losses of joint ventures	80,612	—	16,095	13,240	54,153	—	164,100
Share of profits and losses of associates	(5,976)	(1,969)	(633,467)	45,538	868,458	—	272,584
Depreciation of right-of-use assets	(334,825)	(199,086)	(32,088)	(128,043)	(50,469)	—	(744,511)
Depreciation and amortization (excluding the depreciation of right- of-use assets)	(2,959,908)	(3,016,367)	(1,889,351)	(33,617)	(70,628)	—	(7,969,871)
Losses on disposal of property, plant and equipment and intangible assets	(583,142)	(58,699)	(9,772)	3,222	(2,320)	—	(650,711)
Realized loss on futures contracts, net	—	—	—	(132,354)	(413,171)	—	(545,525)
Other income	11,909	32,541	56,022	47,836	91	—	148,399
Impairment loss on property, plant and equipment	(1,854,694)	(470,004)	(3,433)	—	—	—	(2,328,131)
Unrealized losses on futures contracts, net	—	—	—	(30,552)	(28,657)	—	(59,209)
Losses on disposal of a subsidiaries	—	—	(27,404)	—	—	—	(27,404)

Changes for impairment of inventories	(18,737)	(114,171)	12,250	(13,039)	(2,601)	—	(136,298)
Provision for impairment of receivables	(122,370)	(37,400)	(176,715)	(328,754)	(719,649)	—	(1,384,888)
Dividends of equity investments at fair value through other comprehensive income	—	—	—	3,333	7,579	—	10,912
Derecognition of financial assets	—	(8,055)	(83,293)	—	—	—	(91,348)
Investments in associates	81,784	526,831	759,194	371,499	7,897,326	—	9,636,634
Investments in joint ventures	1,076,120	—	353,177	55,712	1,865,950	—	3,350,959

Additions during the period:
Intangible assets	72,735	20,779	—	140	—	—	93,654
Right-of-use assets	3,400,546	2,721,001	377	212,812	266,342	—	6,601,078
Property, plant and equipment (ii)	1,170,356	621,694	391,894	26,231	94,686	—	2,304,861

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB18,552 million, sales of self-produced primary aluminum amounting to RMB7,087 million, and sales of self-produced other products amounting to RMB2,416 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts are not included.

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(b)      Segment information (Continued)

	Year ended December 31, 2020 (Restated)
					Corporate
					and other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	elimination	Total
Total revenue	42,378,421	51,889,084	7,184,216	155,392,357	449,611	(71,303,112)	185,990,577
Inter-segment revenue	(29,436,854)	(11,458,500)	(243,788)	(30,058,138)	(105,832)	71,303,112	—
Sales of self-produced products (i)				21,492,083
Sales of products sourced from external suppliers				103,842,136

Revenue from external customers	12,941,567	40,430,584	6,940,428	125,334,219	343,779	—	185,990,577

Segment profit /(loss) before income tax	1,435,129	2,023,168	(77,235)	582,083	(1,705,175)	(68,699)	2,189,271
Income tax expense							(590,023)

Profit for the year							1,599,248

Other items
Finance income	43,192	58,437	36,333	72,632	16,607	—	227,201
Finance costs	(826,521)	(1,364,606)	(995,572)	(170,937)	(1,062,892)	—	(4,420,528)
Share of profits and losses of joint ventures	75,405	-	35,308	5,011	64,778	—	180,502
Share of profits and losses of associates	4,930	(35,328)	(17,905)	38,683	155,357	—	145,737
Depreciation of right-of-use assets	(364,655)	(234,387)	(96,967)	(21,075)	(50,469)	—	(767,553)
Depreciation and amortization (excluding the depreciation of right- of-use assets)	(2,944,255)	(2,937,761)	(1,867,632)	(99,179)	(71,281)	—	(7,920,108)
(Losses)/gain on disposal of property, plant and equipment and intangible assets	(25,489)	442,089	(99,363)	1,911	648	—	319,796
Realized loss on futures, forward and option contracts, net	—	—	—	675,442	(152,064)	—	523,378
Other income	21,549	11,087	55,561	33,207	18,147	—	139,551
Impairment loss on property, plant and equipment	(23,136)	(388,755)	—	(4,951)	—	—	(416,842)
Unrealized (losses)/gains on futures contracts, net	—	—	—	(27,705)	17,311	—	(10,394)

Gain on disposal of a subsidiaries	—	—	—	—	11,305	—	11,305
Changes for impairment of inventories	(121,286)	103,524	(15,642)	2,184	981	—	(30,239)
Provision for impairment of receivables	(59,105)	(14,417)	(108,059)	(414,342)	(383,238)	—	(979,161)
Dividends from other financial assets measured at fair value	—	—	—	—	82,794	—	82,794
Investments in associates	88,356	539,058	1,565,235	396,454	6,584,307	—	9,173,410
Investments in joint ventures	1,076,085	—	334,763	43,258	1,920,447	—	3,374,553

Additions during the period:

Intangible assets	2,157	3,546	—	1,413	266	—	7,382
Right-of-use assets	12,001	—	59,010	2,875	2,893	—	76,779
Property, plant and equipment(ii)	2,317,271	1,069,086	881,810	328,033	25,119	—	4,621,319

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB12,465 million, sales of self-produced primary aluminum amounting to RMB8,784 million, and sales of self-produced other products amounting to RMB243 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts are not included.

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

	Year ended December 31, 2019 (Restated)
					Corporate
					and other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	elimination	Total
Total revenue	43,931,832	49,089,019	7,345,971	158,935,656	492,940	(69,580,020)	190,215,398
Inter-segment revenue	(29,605,251)	(11,694,382)	(236,136)	(27,877,188)	(167,063)	69,580,020	—

Sales of self-produced products (i)				24,380,771

Sales of products sourced from external suppliers				106,677,697

Revenue from external customers	14,326,581	37,394,637	7,109,835	131,058,468	325,877	—	190,215,398

Segment profit/(loss) before income tax	591,491	687,246	403,479	958,007	(987,704)	213,085	1,865,604

Income tax expense							(631,512)

Profit for the year							1,234,092

Other items
Finance income	61,645	53,252	35,093	105,664	5,540	—	261,194
Finance costs	(651,238)	(1,328,730)	(1,064,769)	(224,292)	(1,652,512)	—	(4,921,541)
Share of profits and losses of joint ventures	86,245	-	(22,272)	3,767	202,375	—	270,115
Share of profits and losses of associates	(6,319)	11,621	(32,660)	36,579	39,546	—	48,767
Depreciation of right-of-use assets	(495,693)	(338,975)	(146,139)	(45,541)	(49,477)	—	(1,075,825)
Depreciation and amortization (excluding the depreciation of right-of-use assets)	(2,836,142)	(3,235,356)	(1,488,077)	(79,365)	(81,467)	—	(7,720,407)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(576,669)	833,288	(3,982)	7,271	(224)	—	259,684
Realized gain on futures, forward and option contracts, net	—	—	60,671	—	—	—	60,671
Other income	21,252	716	11,382	47,666	3,595	—	84,611
Impairment on property, plant and equipment	(8,742)	(247,112)	—	(3,500)	—	—	(259,354)
Unrealized gain on futures, forward and option contracts, net	—	—	—	(9,851)	—	—	(9,851)
Gain on share of associates’ net assets	—	—	—	—	295,288	—	295,288
Gain on disposal of subsidiaries	118	—	3,014	2,738	255,317	—	261,187
Gain on disposal of associates	—	—	159,514	—	—	—	159,514

Changes for impairment of inventories	69,740	166,331	34,136	(19,076)	—	—	251,131
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	6,837	1,088	(53,227)	(122,420)	(3,294)	—	(171,016)
Dividends from other financial assets measured at fair value	—	—	1,000	—	96,775	—	97,775
Investments in associates	83,424	574,385	362,757	2,021,964	6,469,871	—	9,512,401
Investments in joint ventures	1,076,085	—	79,199	298,991	1,931,307	—	3,385,582

Additions during the year:
Intangible assets	209,366	949,013	(5,062)	1,869	200	—	1,155,386
Right-of- use assets	1,080,285	131,797	8,411	27,365	—	—	1,247,858
Property, plant and equipment (ii)	6,490,041	2,381,644	1,454,659	132,841	165,832	—	10,625,017
(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB13,330 million, sales of self-produced primary aluminum amounting to RMB10,689 million, and sales of self-produced other products amounting to RMB362 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts are not included.

5       REVENUE AND SEGMENT INFORMATION (CONTINUED)

(b)      Segment information (Continued)

	As of December 31, 2021
					Corporate and other
	Alumina	Primary aluminum	Energy	Trading	operating segments	Total

Segment assets	90,345,545	63,578,662	35,261,548	20,961,774	49,644,646	259,792,175
Reconciliation:
Elimination of inter-segment receivables						(67,940,192)
Other eliminations						(920,811)
Corporate and other unallocated assets:
Deferred tax assets						1,386,147
Prepaid income tax						59,578

Total assets						192,376,897

Segment liabilities	48,065,682	33,688,693	25,419,575	13,511,644	64,899,888	185,585,482
Elimination of inter-segment payables						(67,940,192)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,378,519
Income tax payable						569,591

Total liabilities						119,593,400

	As of December 31, 2020 (Restated)
					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total

Segment assets	87,549,047	62,050,175	39,671,083	20,520,759	44,594,935	254,385,999
Reconciliation:						—
Elimination of inter-segment receivables						(60,582,399)
Other eliminations						(360,498)
Corporate and other unallocated assets:
Deferred tax assets						1,481,235
Prepaid income tax						116,574

Total assets						195,040,911

Segment liabilities	48,888,621	39,204,713	26,197,235	12,815,610	55,475,215	182,581,394
Elimination of inter-segment payables						(60,582,399)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,437,087
Income tax payable						299,665

Total liabilities						123,735,747

Schedule of geographical information of operating segments

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Segment revenue from external customers
– Mainland China	184,439,383	177,348,745	256,941,514
– Outside of Mainland China	5,776,015	8,641,832	12,806,718
	190,215,398	185,990,577	269,748,232

	December 31,	December 31,
	2021	2020
		(Restated)
Non-current assets (excluding financial assets and deferred tax assets)
– Mainland China	139,348,364	142,746,232
– Outside Mainland China	2,576,957	2,890,338
	141,925,321	145,636,570